INCOME TAXES - Tax Rate Reconciliation (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Income (loss) before income tax			€ (72,994)	€ (85,596)	€ 40,732
Applicable income tax rate			29.125%	29.125%	29.125%
Expected income tax (expense) / income			€ 21,260	€ 24,930	€ (11,863)
Foreign tax rate differential			218	48	891
Non-deductible expenses			14,173	19,503	2,833
Tax -free income			218	1,064	1,263
Change in valuation allowance from temporary differences and tax loss carryforwards			(7,621)	(4,032)	3,598
Non-recognition or Utilization of unrecognized interest carryforwards.			(521)	(555)	333
Other reconciling items			660	(460)	168
Effective income tax (expense) / benefit	€ (1,015)	€ (76)	€ 41	€ 1,492	€ (2,778)
Effective tax rate in %			0.06%	1.74%	6.82%